UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Multi-Asset Moderate Allocation Fund

(formerly Deutsche LifeCompass 2030 Fund)

	Shares	Value ($)
Equity - Equity Funds 47.4%
Deutsche Core Equity Fund "Institutional" (a)	564,875	14,556,840
Deutsche Emerging Markets Equity Fund "Institutional" (a)	232,380	3,313,745
Deutsche European Equity Fund "Institutional" (a)	345,651	3,733,035
Deutsche Small Cap Core Fund "S" (a)	64,009	1,751,925
Total Equity - Equity Funds (Cost $18,708,369)		23,355,545
Equity - Exchange-Traded Funds 14.3%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	55,973	2,262,988
iShares Currency Hedged MSCI Eurozone Fund	136,500	3,802,890
iShares MSCI Pacific ex Japan Fund	25,400	987,806
Total Equity - Exchange-Traded Funds (Cost $7,261,071)		7,053,684
Fixed Income - Bond Funds 35.8%
Deutsche Core Plus Income Fund "Institutional" (a)	408,954	4,289,930
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	101,185	1,178,808
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	215,647	1,962,385
Deutsche Enhanced Global Bond Fund "S" (a)	193,854	1,725,296
Deutsche Floating Rate Fund "Institutional" (a)	126,863	1,096,098
Deutsche Global Inflation Fund "Institutional" (a)	200,916	1,970,987
Deutsche High Income Fund "Institutional" (a)	243,006	1,088,669
Deutsche Short Duration Fund "S" (a)	487,867	4,293,228
Total Fixed Income - Bond Funds (Cost $18,595,841)		17,605,401
Fixed Income - Money Market Fund 2.9%
Central Cash Management Fund, 0.14% (a) (c) (Cost $1,429,486)	1,429,486	1,429,486
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $45,994,767) †	100.4	49,444,116
Other Assets and Liabilities, Net	(0.4)	(188,223)

Net Assets	100.0	49,255,893
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $46,282,265. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $3,161,851. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,920,367 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,758,516.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2015 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2015
Deutsche Capital Growth Fund	373,765	—	546,211	261,801	—	—	—
Deutsche Core Equity Fund	6,132,698	5,713,720	—	—	14,120	—	14,556,840
Deutsche Core Plus Income Fund	1,099,112	3,041,965	—	—	18,065	—	4,289,929
Deutsche Diversified Market Neutral Fund	436,169	—	590,920	(15,907)	—	—	—
Deutsche EAFE Equity Index Fund	1,347,278	—	1,902,003	372,925	—	—	—
Deutsche Emerging Markets Equity Fund	860,220	2,188,000	—	—	—	—	3,313,745
Deutsche Enhanced Commodity Strategy Fund	912,548	20,892	—	—	1,292	—	1,178,808
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,214,544	319,548	—	—	15,248	—	1,962,385
Deutsche Enhanced Global Bond Fund	444,156	1,172,357	—	—	4,957	—	1,725,296
Deutsche Equity 500 Index Fund	5,529,804	23,657	8,092,238	3,477,807	23,657	—	—
Deutsche European Equity Fund	—	3,688,100	—	—	—	—	3,733,035
Deutsche Floating Rate Fund	416,969	545,014	—	—	8,014	—	1,096,098
Deutsche Global Equity Fund	709,801	—	1,024,094	241,579	—	—	—
Deutsche Global Growth Fund	256,952	—	364,189	54,114	—	—	—
Deutsche Global Inflation Fund	1,219,954	550,800	—	—	—	—	1,970,987
Deutsche Global Infrastructure Fund	1,204,887	1,215	1,646,005	(174,967)	1,215	—	—
Deutsche Global Small Cap Fund	1,008,957	—	1,405,551	(106,179)	—	—	—
Deutsche High Income Fund	616,996	260,875	—	—	11,475	—	1,088,669
Deutsche Latin America Equity Fund	25,366	—	34,608	(21,826)	—	—	—
Deutsche Real Estate Securities Fund	1,168,144	6,059	1,736,636	44,209	6,059	—	—
Deutsche Real Estate Securities Income Fund	35,838	375	50,941	(5,961)	335	40	—
Deutsche Short Duration Fund	759,145	3,437,196	—	—	13,696	—	4,293,228
Deutsche Small Cap Core Fund	1,331,618	—	157,000	47,768	—	—	1,751,925
Deutsche Small Cap Growth Fund	174,171	—	245,084	(3,117)	—	—	—
Deutsche Small Cap Value Fund	57,723	—	83,708	(6,504)	—	—	—
Deutsche U.S. Bond Index Fund	825,336	4,702	962,712	(54,043)	4,818	—	—
Deutsche World Dividend Fund	485,553	2,276	696,189	73,608	2,276	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	106,272	—	150,494	(3,434)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	54,628	2,147,710	—	—	—	—	2,262,988
Central Cash Management Fund	8,325,858	1,639,180	8,535,552	—	1,763	—	1,429,486
Total	37,134,462	24,763,641	28,224,135	4,181,873	126,990	40	44,653,419

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$23,355,545	$—	$—	$23,355,545
Exchange-Traded Funds	7,053,684	—	—	7,053,684
Bond Funds	17,605,401	—	—	17,605,401
Money Market Fund	1,429,486	—	—	1,429,486
Total	$49,444,116	$—	$—	$49,444,116

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Moderate Allocation Fund (formerly Deutsche LifeCompass 2030 Fund), a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016